ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 461.9	$ 539.7
Accrued liabilities	452.1	370.9
Deferred revenue	9.7	15.2
Amount due to related parties (Note 35)	5.8	5.7
Current portion of royalty obligations	16.1	2.9
Accounts payable and accrued liabilities	$ 945.6	$ 934.4